Capital Lease Payable	12 Months Ended
Dec. 31, 2015
Capital Lease Payable [Abstract]
CAPITAL LEASE PAYABLE

NOTE 4 - CAPITAL LEASE PAYABLE

Capital lease payable consists of the following at June 30, 2015, and December 31, 2014:

	2015	2014
Capital lease payable for the acquisition of 4,300 kegs with monthly obligations of $13,335 from March 2012 through February 2015. The Company purchased the kegs during the six months ended June 30, 2015, and no longer has a lease obligation.	$-	$26,670

Current portion	-	(26,670)

Long-term portion	$-	$-

The equipment held through capital lease agreements at December 31, 2015, and December 31, 2014 are as follows:

	2015	2014
Costs included in brewing equipment	$-	$480,060
Less: accumulated depreciation	-	(453,390)

Net book value	$-	$26,670